Note 7 - Risk Management - Loans And Advances At Amortized Cost (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Stage 1 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	€ 363,234,000,000	€ 352,282,000,000
Stage 1 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(11,935,000,000)	(9,021,000,000)
Stage 1 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(15,843,000,000)	(13,546,000,000)
Stage 1 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	5,107,000,000	5,656,000,000
Stage 1 [Member] | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(1,701,000,000)	(1,571,000,000)
Stage 1 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	502,000,000	440,000,000
Stage 1 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	16,119,000,000	20,296,000,000
Stage 1 [Member] | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(3,000,000)	(152,000,000)
Stage 1 [Member] | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Stage 1 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(21,472,000,000)	1,611,000,000
Stage 1 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(204,000,000)	(1,000,000)
Stage 1 [Member] | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(283,000,000)	(1,782,000,000)
Stage 1 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	298,793,000,000	363,234,000,000
Stage 2 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	33,518,000,000	30,707,000,000
Stage 2 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	8,807,000,000	6,279,000,000
Stage 2 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	15,843,000,000	13,546,000,000
Stage 2 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(5,107,000,000)	(5,656,000,000)
Stage 2 [Member] | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,659,000,000)	(2,698,000,000)
Stage 2 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	729,000,000	1,087,000,000
Stage 2 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(827,000,000)	(2,739,000,000)
Stage 2 [Member] | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,000,000)	(349,000,000)
Stage 2 [Member] | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Stage 2 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,342,000,000)	35,000,000
Stage 2 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	827,000,000	(27,000,000)
Stage 2 [Member] | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(190,000,000)	(388,000,000)
Stage 2 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	30,601,000,000	33,518,000,000
Stage 3 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	15,959,000,000	16,359,000,000
Stage 3 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	3,128,000,000	2,741,000,000
Stage 3 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Stage 3 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Stage 3 [Member] | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	4,359,000,000	4,269,000,000
Stage 3 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(1,231,000,000)	(1,527,000,000)
Stage 3 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	102,000,000	246,000,000
Stage 3 [Member] | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,944,000,000)	(3,407,000,000)
Stage 3 [Member] | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Stage 3 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(1,157,000,000)	16,000,000
Stage 3 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	511,000,000	15,000,000
Stage 3 [Member] | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	270,000,000	(11,000,000)
Stage 3 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	14,678,000,000	15,959,000,000
Total Member | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	412,711,000,000	399,347,000,000
Total Member | Transfers Of Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Total Member | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Total Member | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Total Member | Transfers to stage 3 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Total Member | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Total Member | Net Production Finnancial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	15,395,000,000	17,804,000,000
Total Member | Writteoffs [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(2,949,000,000)	(3,908,000,000)
Total Member | Changes In Model
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	0	0
Total Member | Foreign Exchange Loss [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(24,970,000,000)	1,662,000,000
Total Member | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	1,134,000,000	(13,000,000)
Total Member | Other impairment losses [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	(204,000,000)	(2,180,000,000)
Total Member | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Loans And Advances At Amortized Cost Line Items
Loans And Advances By Levels	€ 344,072,000,000	€ 412,711,000,000